UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                        811-05150
                                                --------------------------------

                     Cornerstone Strategic Value Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        383 Madison Avenue, New York, NY                              10179
--------------------------------------------------------------------------------
    (Address of principal executive offices)                        (Zip code)

                                   Jodi Levine

 Cornerstone Strategic Value Fund, Inc., 383 Madison Avenue, New York, NY 10179
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 272-3550
                                                   -----------------------------

Date of fiscal year end:       December 31, 2007
                               -------------------

Date of reporting period:      March 31, 2007
                               -------------------

ITEM 1: SCHEDULE OF INVESTMENTS

================================================================================
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                            NO. OF
DESCRIPTION                                                 SHARES       VALUE
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.40%
  CLOSED-END FUNDS - 1.16%
    Adams Express Company                                   49,500   $   693,990
    General American Investors Company                       3,000       110,520
    Liberty All-Star Equity Fund ^                          67,300       572,050
    Liberty All-Star Growth Fund, Inc.                      26,300       144,124
                                                                     -----------
                                                                       1,520,684
                                                                     -----------
  CONSUMER DISCRETIONARY - 10.79%
    Amazon.com, Inc. *                                       5,500       218,845
    Bed Bath & Beyond Inc. *                                 4,200       168,714
    Best Buy Co., Inc.                                       3,625       176,610
    Carnival Corporation                                    11,800       552,948
    Clear Channel Communications, Inc.                       3,300       115,632
    Coach, Inc. *                                            3,500       175,175
    Comcast Corporation, Class A *                          28,555       741,002
    D.R. Horton, Inc.                                        3,000        66,000
    Federated Department Stores, Inc.                       11,052       497,893
    Fortune Brands, Inc.                                     3,500       275,870
    Gannett Co., Inc.                                        3,500       197,015
    Gap, Inc. (The)                                         12,200       209,962
    Goodyear Tire & Rubber Company (The) *                   4,500       140,355
    Harley-Davidson, Inc.                                    4,400       258,500
    Hilton Hotels Corporation                                6,200       222,952
    Home Depot, Inc. (The)                                  23,100       848,694
    J.C. Penney Company, Inc. ^                              4,500       369,720
    Johnson Controls, Inc.                                   2,500       236,550
    Kohl's Corporation *                                     2,500       191,525
    Lowe's Companies, Inc. ^                                22,400       705,376
    Marriott International, Inc., Class A ^                  4,200       205,632
    Mattel, Inc.                                             5,500       151,635
    McDonald's Corporation                                  15,100       680,255
    News Corporation, Class A                               23,000       531,760
    NIKE, Inc., Class B                                      7,300       775,698
    Omnicom Group Inc.                                       6,600       675,708
    Sears Holdings Corporation *                               503        90,620
    Staples, Inc.                                           10,800       279,072
    Starbucks Corporation *                                  5,800       181,888
    Target Corporation                                      11,800       699,268
    Time Warner Inc.                                        76,000     1,498,720
    TJX Companies, Inc. (The)                                3,000        80,880
    Toyota Motor Corporation ^ ADR                           2,500       320,400
    Viacom Inc., Class B *                                   9,450       388,490
    Walt Disney Company (The)                               27,200       936,496
    Wyndham Worldwide Corp *                                 3,100       105,865
    Yum! Brands, Inc.                                        3,000       173,280
                                                                     -----------
                                                                      14,145,005
                                                                     -----------
  CONSUMER STAPLES - 10.00%
    Altria Group, Inc.                                      22,300     1,958,163
    Anheuser-Busch Companies, Inc.                           6,200       312,852

                                      -1-



                                                            NO. OF
DESCRIPTION                                                 SHARES       VALUE
--------------------------------------------------------------------------------

    Archer-Daniels-Midland Company ^                         9,460       347,182
    Campbell Soup Company ^                                  2,000        77,900
    Coca-Cola Company (The)                                 27,000     1,296,000
    Colgate-Palmolive Company                                3,400       227,086
    ConAgra Foods, Inc.                                      6,900       171,879
    Costco Wholesale Corporation                             6,500       349,960
    CVS Corporation                                         29,030       991,084
    General Mills, Inc.                                     12,000       698,640
    H.J. Heinz Company                                       4,000       188,480
    Kimberly-Clark Corporation                               5,500       376,695
    Kroger Co. (The) ^                                      13,800       389,850
    PepsiCo, Inc.                                           21,100     1,341,116
    Procter & Gamble Company (The)                          41,297     2,608,319
    Sara Lee Corporation                                     4,500        76,140
    Sysco Corporation                                        9,800       331,534
    Walgreen Co.                                            14,300       656,227
    Wal-Mart Stores, Inc.                                   15,100       708,945
                                                                     -----------
                                                                      13,108,052
                                                                     -----------
  ENERGY - 9.79%
    Anadarko Petroleum Corp. ^                               2,600       111,748
    Baker Hughes Incorporated                               10,600       700,978
    BJ Services Company                                      3,500        97,650
    Chevron Corporation ^                                   24,532     1,814,387
    ConocoPhillips ^                                        14,474       989,298
    Devon Energy Corporation                                 5,000       346,100
    Exxon Mobil Corporation                                 73,500     5,545,572
    Halliburton Company                                      6,700       212,658
    Marathon Oil Corp.                                       7,500       741,225
    Occidental Petroleum Corporation                        16,000       788,960
    Schlumberger Limited                                    17,500     1,209,250
    XTO Energy, Inc.                                         5,000       274,050
                                                                     -----------
                                                                      12,831,876
                                                                     -----------
  FINANCIALS - 20.60%
    AFLAC Incorporated                                       7,000       329,420
    Allstate Corporation (The)                               9,300       558,558
    American Express Company                                19,600     1,105,440
    American International Group, Inc.                      21,331     1,433,870
    Aon Corporation                                          4,900       186,004
    Bank of America Corporation                             59,138     3,017,221
    Bank of New York Company, Inc. (The)                    11,400       462,270
    BB&T Corporation                                         4,000       164,080
    Bear Stearns Companies, Inc. (The)                       2,500       375,875
    CB Richard Ellis Group, Inc.- Class A *                  6,500       222,170
    Charles Schwab Corporation (The)                         6,000       109,740
    Chubb Corporation (The)                                  4,100       211,847
    Citigroup Inc.                                          54,300     2,787,762
    Fannie Mae                                               6,500       354,770
    Franklin Resources, Inc.                                 3,700       447,071
    Freddie Mac                                              2,900       172,521
    Goldman Sachs Group, Inc. (The)                          7,300     1,508,399
    Hartford Financial Services Group, Inc. (The)            6,000       573,480
    JPMorgan Chase & Co.                                    36,632     1,772,256
    Lehman Brothers Holdings Inc.                            7,200       504,504



                                      -2-



                                                            NO. OF
DESCRIPTION                                                 SHARES       VALUE
--------------------------------------------------------------------------------

    Marsh & McLennan Companies, Inc. ^                       6,000       175,740
    Merrill Lynch & Co., Inc.                                7,200       588,024
    Metlife, Inc.                                           15,200       959,880
    Morgan Stanley                                          15,500     1,220,780
    National City Corporation                               12,700       473,075
    PNC Financial Services Group, Inc.                       4,600       331,062
    Prudential Financial, Inc.                              10,700       965,782
    State Street Corporation ^                               3,500       226,625
    SunTrust Banks, Inc.                                     7,600       631,104
    Travelers Companies, Inc. (The)                          9,476       490,573
    U.S. Bancorp                                            28,401       993,183
    UnumProvident Corporation                                8,100       186,543
    Wachovia Corporation                                    19,600     1,078,980
    Washington Mutual, Inc.                                 11,550       466,389
    Wells Fargo & Company                                   48,400     1,666,412
    Western Union Company                                   11,324       248,562
                                                                     -----------
                                                                      26,999,972
                                                                     -----------
  HEALTHCARE - 11.47%
    Abbott Laboratories ^                                   28,000     1,562,400
    Aetna Inc.                                               6,000       262,740
    Amgen Inc. *                                            22,400     1,251,712
    Applera Corporation                                      8,000       236,560
    Baxter International Inc.                                5,000       263,350
    Becton, Dickinson and Company                            6,900       530,541
    Biogen Idec Inc. *                                       5,500       244,090
    Boston Scientific Corporation ^ *                        3,551        51,632
    Bristol-Myers Squibb Company ^                          18,500       513,560
    Cardinal Health, Inc. ^                                  2,950       215,202
    Eli Lilly and Company                                    4,700       252,437
    Gilead Sciences, Inc. *                                  3,500       267,750
    IMS Health Incorporated                                  7,400       219,484
    Johnson & Johnson ^                                     40,900     2,464,634
    McKesson Corporation                                     5,300       310,262
    Medco Health Solutions, Inc. *                           6,687       485,008
    Medtronic, Inc. ^                                       19,000       932,140
    Merck & Co. Inc.                                        17,500       772,975
    Pfizer Inc. ^                                           36,060       910,876
    Schering-Plough Corporation ^                           17,500       446,425
    UnitedHealth Group Incorporated ^                       17,000       900,490
    WellPoint Inc. ^ *                                      11,500       932,650
    Wyeth                                                   20,200     1,010,606
                                                                     -----------
                                                                      15,037,524
                                                                     -----------
  INDUSTRIALS - 10.65%
    3M Co.                                                   9,400       718,442
    Boeing Company (The)                                     9,200       817,972
    Burlington Northern Santa Fe Corporation                 2,900       233,247
    Caterpillar Inc.                                         9,300       623,379
    CSX Corporation                                         10,000       400,500
    Danaher Corporation ^                                    3,500       250,075
    Emerson Electric Co.                                    12,000       517,080
    FedEx Corp.                                              4,500       483,435
    General Dynamics Corporation ^                           6,200       473,680
    General Electric Company                               100,900     3,567,824


                                      -3-


                                                            NO. OF
DESCRIPTION                                                 SHARES       VALUE
--------------------------------------------------------------------------------

    Honeywell International Inc.                            12,500       575,750
    Illinois Tool Works Inc.                                13,300       686,280
    Ingersoll-Rand Company Ltd. Class A                      7,000       303,590
    Lockheed Martin Corporation                              4,000       388,080
    Masco Corporation                                        4,200       115,080
    Norfolk Southern Corporation                             5,500       278,300
    Northrop Grumman Corporation                             5,000       371,100
    Rockwell Automation, Inc. ^                              2,500       149,675
    Southwest Airlines Co.                                   5,700        83,790
    Textron Inc.                                             4,500       404,100
    Tyco International Ltd.                                 10,397       328,025
    Union Pacific Corporation                                2,000       203,100
    United Parcel Service, Inc., Class B                     9,600       672,960
    United Technologies Corporation                         11,000       715,000
    Waste Management, Inc.                                  17,300       595,293
                                                                     -----------
                                                                      13,955,757
                                                                     -----------
  INFORMATION TECHNOLOGY - 14.63%
    Adobe Systems Incorporated *                             4,200       175,140
    Agilent Technologies Inc. *                              8,000       269,520
    Analog Devices, Inc.                                     3,500       120,715
    Apple Computer, Inc. *                                   3,000       278,730
    Applied Materials, Inc.                                 33,800       619,216
    Automatic Data Processing, Inc.                         15,400       745,360
    Cisco Systems, Inc. *                                   82,900     2,116,437
    Corning Incorporated *                                   8,000       181,920
    Dell Inc. *                                              4,700       109,087
    eBay Inc. ^ *                                            8,500       281,775
    Electronic Arts Inc. *                                   5,000       251,800
    Electronic Data Systems Corporation                      5,000       138,400
    EMC Corporation *                                      183,648     2,543,525
    First Data Corporation                                  15,824       425,666
    Google Inc. *                                            2,500     1,145,400
    Hewlett-Packard Company                                 19,900       798,786
    Intel Corporation                                       69,500     1,329,535
    International Business Machines Corporation             12,600     1,187,676
    Micron Technology, Inc. *                               11,500       138,920
    Microsoft Corporation                                  109,200     3,043,404
    Motorola, Inc.                                          22,700       401,109
    Oracle Corporation ^ *                                  44,272       802,651
    QUALCOMM Inc.                                           17,000       725,220
    Sun Microsystems, Inc. *                                 7,500        45,075
    Texas Instruments Incorporated                          23,900       719,390
    Yahoo! Inc. *                                           18,800       588,252
                                                                     -----------
                                                                      19,182,709
                                                                     -----------
  MATERIALS - 2.59%
    Air Products & Chemicals, Inc.                           1,000        73,960
    Alcoa Inc.                                              16,900       572,910
    Dow Chemical Company (The)                              15,400       706,244
    E. I. du Pont de Nemours and Company                    14,800       731,564
    International Paper Company ^                           10,500       382,200
    Monsanto Company ^                                      10,160       558,394
    Newmont Mining Corporation                               3,000       125,970
    Praxair, Inc.                                            3,000       188,880


                                      -4-


                                                            NO. OF
DESCRIPTION                                                 SHARES       VALUE
--------------------------------------------------------------------------------

    Rohm and Hass Company ^                                  1,000        51,720
                                                                     -----------
                                                                       3,391,842
                                                                     -----------
  REAL ESTATE INVESTMENT TRUST - 0.55%
    Simon Property Group, Inc.                               6,500       723,125
                                                                     -----------
                                                                         723,125
                                                                     -----------
  TELECOMMUNICATION SERVICES - 3.46%
    ALLTEL Corporation                                       4,000       248,000
    AT&T Inc.                                               56,539     2,229,333
    Sprint Nextel Corporation                               25,946       491,936
    Verizon Communications Inc.                             41,300     1,566,096
                                                                     -----------
                                                                       4,535,365
                                                                     -----------
  UTILITIES - 3.71%
    American Electric Power Company, Inc.                    8,000       390,000
    CenterPoint Energy, Inc. ^                              10,000       179,400
    Dominion Resources, Inc.                                 4,600       408,342
    Duke Energy Corporation                                 15,800       320,582
    Edison International ^                                   6,500       319,345
    Exelon Corporation                                       6,000       412,260
    FirstEnergy Corp.                                        5,000       331,200
    FPL Group, Inc. ^                                        4,000       244,680
    PG&E Corporation                                         9,000       434,430
    Public Service Enterprise Group Incorporated             6,000       498,240
    Southern Company (The)                                  11,900       436,135
    TXU Corp.                                               12,400       794,840
    Williams Companies, Inc. (The)                           3,500        99,610
                                                                     -----------
                                                                       4,869,064
                                                                     -----------
  TOTAL EQUITY SECURITIES
    (cost - $101,052,382)                                            130,300,975
                                                                     -----------

                                                              PRINCIPAL
                                                            AMOUNT 000'S
                                                            ------------
    SHORT-TERM INVESTMENTS - 3.81%
      REPURCHASE AGREEMENTS - 3.81%
      Bear, Stearns & Co. Inc. + ++
      (Agreements dated 3/30/2007 to be
       repurchased at $2,724,914, 2.7187%,
      4/2/2007, collateralized by $2,790,616
      in United States Treasury Notes)                     $ 2,724   $2,724,297
      Bear, Stearns & Co. Inc. + ++
      (Agreements dated 3/30/2007 to be
      repurchased at $1,454,909, 5.4375%,
      4/2/2007, collateralized by $1,488,328
      in United States Treasury Notes)                       1,454    1,454,250
      Bear, Stearns & Co. Inc.
      (Agreements dated 3/30/2007 to be
      repurchased at $811,255, 5.1000%, 4/2/2007,
      collateralized by $833,739 in United
      States Treasury Notes)                                   811      810,910
                                                                   ------------
                                                                      4,989,457
                                                                   ------------
  TOTAL SHORT-TERM INVESTMENTS
    (cost - $4,989,457)                                               4,989,457
                                                                   ------------
  TOTAL INVESTMENTS - 103.21%
    (cost - $106,041,839)                                           135,290,432
                                                                   ------------
  LIABILITIES IN EXCESS OF OTHER ASSETS - (3.21)%                    (4,210,021)
                                                                   ------------
  NET ASSETS - 100.00%                                             $131,080,411
                                                                   ============



ADR American Depositary Receipt
*    Non-income producing security.
+    Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.
^    Security or a portion thereof is out on loan.

Federal Income Tax Cost: At March 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $106,097,773, $30,325,569, ($1,132,910), $29,192,659, respectively.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 9, 2007 with a file number 811-05150.

Other information regarding the Fund is available in the Fund's most recent annual report filed with the Securities and Exchange Commission on Form N-CSR on March 9, 2007, file number 811-05150. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov.

ITEM 2: CONTROLS AND PROCEDURES

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.


                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Cornerstone Strategic Value Fund, Inc.

      /s/ Ralph W. Bradshaw
      --------------------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  May 25, 2007


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      /s/ Ralph W. Bradshaw
      --------------------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  May 25, 2007

      /s/ Jodi B. Levine
      --------------------------------
      Name:  Jodi B. Levine
      Title: Principal Financial Officer
      Date:  May 25, 2007